Summary of Significant Accounting Policies - Property and Equipment (Details)	6 Months Ended
Jun. 30, 2018
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of each asset	P2Y
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of each asset	P10Y